RELATED PARTIES (Narrative - Cash Incentives) (Details) - Executive Officer [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Cash incentive award, terms	since the date of its approval (an "Examined Period"), as compared to the benchmark Yield over such Examined Period; and to the extent that the Company's Stock Yield exceeds the benchmark Yield for such period, each of the Executive Office Holders shall receive an amount equal to 50% of his monthly Cost of Pay for each 1% of excess return (in percentage points' terms), or a relative amount in the event of a partial excess return.
Percentage of monthly Cost of Pay for each 1% of excess return	50.00%
Excess return percentage	1.00%
Shares granted	0
Maximum payment term after the termination of service/employment	30 days
EBITDA''s Threshold (as a percent)	10.00%
Prior notice period for amount of grants under special circumstances	60 days
Maximum return period for compensation amounts	60 days
Minimum [Member]
Related Party Transaction [Line Items]
Level of incentive	15.00%
Profit before tax targets	$ 24
Maximum [Member]
Related Party Transaction [Line Items]
Level of incentive	150.00%	150.00%